Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenue
Product sales	$ 734,502	$ 947,219	$ 3,524,178	$ 2,701,142
Laboratory services	16,105	129,420	228,904	120,476
Collaboration revenue	21,164	0	272,603	336,102
Total revenue	771,771	1,076,639	4,025,685	3,157,720
Operating expenses
Cost of products sold	424,950	345,967	1,658,571	1,179,771
Cost of services	100,233	315,709	631,333	367,802
Research and development	2,122,515	1,953,429	8,613,236	6,002,941
General and administrative	1,969,216	1,538,046	6,602,608	5,834,642
Sales and marketing	1,105,586	1,399,435	5,529,274	4,305,444
Transaction expenses			0	526,283
Total operating expenses	5,722,500	5,552,586	23,035,022	18,216,883
Operating loss	(4,950,729)	(4,475,947)	(19,009,337)	(15,059,163)
Other expense
Interest and other (expense)/income	21	173	(5,967)	26,657
Interest expense	(29,844)	(41,734)	(143,347)	(1,801,320)
Foreign currency transaction losses	2,620	11,328	(8,102)	0
Change in fair value of derivative financial instruments			0	(647,342)
Total other expense	(27,203)	(30,233)	(157,416)	(2,422,005)
Loss before income taxes	(4,977,932)	(4,506,180)	(19,166,753)	(17,481,168)
Provision for income taxes	0	0	0	(129,095)
Net loss	(4,977,932)	(4,506,180)	(19,166,753)	(17,352,073)
Preferred stock dividends and beneficial conversion	0	0	(332,550)	(243,762)
Net loss available to common stockholders	$ (4,977,932)	$ (4,506,180)	$ (19,499,303)	$ (17,595,835)
Net loss per common share - basic and diluted	$ (0.19)	$ (0.36)	$ (1.10)	$ (2.20)
Weighted average shares outstanding - basic and diluted	26,079,461	12,568,941	17,667,557	7,980,995
Net loss	$ (4,977,932)	$ (4,506,180)	$ (19,166,753)	$ (17,352,073)
Other comprehensive income/(loss) - foreign currency translation	(3,757)	(1,112)	7,235	(1,059)
Comprehensive loss	$ (4,981,689)	$ (4,507,292)	$ (19,159,518)	$ (17,353,132)